Condensed Financial Information of Parent Company	12 Months Ended
May 31, 2012
Condensed Financial Information of Parent Company

NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INC.

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Balance Sheets

(In thousands, except share and share data)

	As of May 31,
	2011	2012
	US$	US$
ASSETS

Current assets:
Cash and cash equivalents	53,887	62,994
Prepaid expense and other current assets	341	6,598
Amounts due from related parties	40,578	28,644

Total current assets	94,806	98,236
Long term investment	—	2,000
Investments in subsidiaries and VIE	480,503	645,675

Total assets	575,309	745,911

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Accrued expenses and other current liabilities	330	3,447
Amounts due to related parties	756	2,062
Dividend payable	—	50,000

Total current liabilities	1,086	55,509

Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2011 and 2012, respectively; 158,379,387 and 158,379,387 shares issued and outstanding as of May 31, 2011 and 2012, respectively)	1,540	1,555
Additional paid-in capital	186,585	161,485
Retained earnings	339,536	472,224
Accumulated other comprehensive income	46,562	55,138

Total equity	574,223	690,402

Total liabilities and equity	575,309	745,911

NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INC.

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Operations

(In thousands)

	Years ended May 31,
	2010	2011	2012
	US$	US$	US$
Operating costs and expenses:
General and administrative	16,520	15,413	24,477

Total operating costs and expenses	16,520	15,413	24,477

Operating loss	(16,520)	(15,413)	(24,477)
Other income (expenses)	(250)	—	147
Interest income	98	241	422
Equity in earnings of subsidiaries and VIE	94,461	116,946	156,596

Net income	77,789	101,774	132,688

NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INC.

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company Statements of Equity and Comprehensive Income

(In thousands, except share data)

	Common shares		Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholders’ equity	Comprehensive income
	Unrestricted	Amount
	shares	US$	US$	US$	US$	US$	US$

Balance at June 1, 2009	153,004,707	1,500	166,370	159,973	23,403	351,246
Common shares converted to ADS shares for futures exercise of employee share options or non-vested equity shares	4,000,000	—	—	—	—	—
Issuance of ADS shares for the exercises of employee share options	—	28	12,408	—	—	12,436
Non-vested equity shares vested	—	6	(6)	—	—	—
Share based compensation expense	—	—	16,183	—	—	16,183
Shares repurchase	(1,625,320)	(16)	(29,980)	—	—	(29,996)
Comprehensive income:
Net income	—	—	—	77,789	—	77,789	77,789
Foreign currency translation adjustment	—	—	—	—	(91)	(91)	(91)

Total comprehensive income							77,698

Balance at May 31, 2010	155,379,387	1,518	164,975	237,762	23,312	427,567

Common shares converted to ADS shares for futures exercise of employee share options or non-vested equity shares	3,000,000	—	—	—	—	—
Issuance of ADS shares for the exercises of employee share options	—	13	6,574	—	—	6,587
Non-vested equity shares vested	—	9	(9)	—	—	—
Share based compensation expense	—	—	15,045	—	—	15,045
Comprehensive income:
Net income	—	—	—	101,774	—	101,774	101,774
Foreign currency translation adjustment	—	—	—	—	23,250	23,250	23,250

Total comprehensive income							125,024

Balance at May 31, 2011	158,379,387	1,540	186,585	339,536	46,562	574,223

Common shares converted to ADS shares for futures exercise of employee share options or non-vested equity shares	—	—	—	—	—	—
Issuance of ADS shares for the exercises of employee share options	—	2	788	—	—	790
Non-vested equity shares vested	—	13	(13)	—	—	—
Share based compensation expense	—	—	24,125	—	—	24,125
Profit appropriation	—	—	(50,000)	—	—	(50,000)
Comprehensive income:
Net income	—	—	—	132,688	—	132,688	132,688
Foreign currency translation adjustment	—	—	—	—	8,576	8,576	8,576

Total comprehensive income							141,264

Balance at May 31, 2012	158,379,387	1,555	161,485	472,224	55,138	690,402

NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INC.

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Cash Flows

(In thousands)

	Years ended May 31,
	2010	2011	2012
	US$	US$	US$
Cash flows from operating activities:
Net income	77,789	101,774	132,688
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries and VIE	(94,461)	(116,946)	(156,596)
Share-based compensation expense	16,183	15,045	24,125
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	51	(31)	(6,412)
Accrued expenses and other current liabilities	(1,290)	303	3,117
Amounts due from/to related parties	1,613	(1,418)	(1,760)

Net cash provided by (used in) operating activities	(115)	(1,273)	(4,838)

Cash flows from investing activities
Long term investment in Dajie.com	—	—	(2,000)
Loan to related parties	—	(3,000)	—
Repayment from related parties	1,500	—	15,000

Net cash used in investing activities	1,500	(3,000)	13,000

Cash flows from financing activities:
Proceeds from issuance of common shares upon exercise of share option	12,436	6,432	945
Cash paid for shares repurchase	(29,996)	—	—

Net cash used in financing activities	(17,560)	6,432	945

Net decrease in cash and cash equivalents	(16,175)	2,159	9,107
Cash and cash equivalents, beginning of year	67,903	51,728	53,887

Cash and cash equivalents, end of year	51,728	53,887	62,994

NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INC.

Additional Information-Financial Statement Schedule I

Condensed Financial Information of Parent Company

Note to the Financial Statements

1.	BASIS FOR PREPARATION

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries and VIE.

2.	INVESTMENTS IN SUBSIDIARIES AND VIE

The Company and its subsidiaries and VIE were included in the consolidated financial statements where the inter-company balances and transactions were eliminated upon consolidation. For purpose of the Company’s stand-alone financial statements, its investments in subsidiaries and VIE were reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries and VIE were reported as equity in earnings of subsidiaries and VIE in the accompanying parent company financial statements.

3.	INCOME TAXES

The Company is a Cayman Islands company, therefore, is not subjected to income taxes for all years presented.

4.	RELATED PARTY TRANSACTIONS

The following represented related party balances as of May 31, 2011 and 2012:

	May 31,
	2011	2012
	US$	US$

Amount due from related parties:
Beijing Judgment	16,474	7,328
Beijing Hewstone	5,862	2,807
Beijing Decision	7,341	4,271
Winner Park	8	10
Smart Shine	8,007	8,510
Elite Concept Holdings Limited	2,886	5,718

	40,578	28,644

Amount due to related parties:
New Oriental China	756	2,062

	756	2,062

All related party balances were non-interest bearing and unsecured.